INCOME (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2010 CNY
Net income (loss) (numerator), basic and diluted	$ (226)	(1,434)	(23,079)	49,053
Shares (denominator):
Common stock outstanding	23,382,812	23,382,812	23,382,812	23,292,412
Weighted average common stock outstanding used in computing basic income per share	23,382,812	23,382,812	23,351,615	23,189,464
Add: Share options	0	0	0	147,801
Weighted average common stock outstanding used in computing diluted income per share	23,382,812	23,382,812	23,351,615	23,337,265
Net income (loss) per share-basic	$ (0.01)	(0.06)	(1.00)	2.12
Net income (loss) per share-diluted	$ (0.01)	(0.06)	(1.00)	2.10